Federated Hermes International Leaders Fund Annual Fund Operating Expenses - Federated Hermes International Leaders Fund	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	1.09%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	1.90%
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	1.24%
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	0.79%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.74%

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Directors (the “Directors”).
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, tax reclaim recovery expenses, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.90%, 1.24%, 0.79% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.